UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds
BlackRock China A Opportunities Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2023

Date of reporting period: 04/30/2023

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable

APRIL 30, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Semi-Annual Report
(Unaudited)
BlackRock Funds
SM
BlackRock China A Opportunities Fund

Dear Shareholder,
Investors faced an uncertain economic landscape during the 12-month reporting period ended April 30, 2023, amid mixed indicators and rapidly changing market conditions. The U.S. economy returned to modest growth beginning in the third quarter of 2022, although the pace of growth slowed thereafter. Inflation was elevated, reaching a 40-year high as labor costs grew rapidly and unemployment rates reached the lowest levels in decades. However, inflation moderated as the period continued, while continued strength in consumer spending backstopped the economy.
Equity returns varied substantially, as large-capitalization U.S. stocks gained for the period amid a rebound in big tech stocks, whereas small-capitalization U.S. stocks declined. International equities from developed markets advanced strongly, while emerging market stocks declined, pressured by higher interest rates and volatile commodities prices.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bonds posted a positive return as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. In addition, the Fed added liquidity to markets amid the failure of prominent regional banks.
Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth was modest in the last year, we believe that stickiness in services inflation and continued wage growth will keep inflation above central bank targets for some time. Although the
Fed has decelerated the pace of interest rate hikes and indicated a pause could be its next step, we believe that the Fed still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector late in the period highlighted the potential for the rapid increase in interest rates to disrupt markets with little warning.
While we favor an overweight to equities in the long term, we prefer an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession. Nevertheless, we are overweight on emerging market stocks as we believe a weakening U.S. dollar could provide a supportive backdrop. We also see selective, long-term opportunities in credit, where we believe that valuations are appealing, and higher yields offer attractive income. However, we are neutral on credit in the near term, as we’re concerned about tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most significant opportunities in short-
term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of April 30, 2023
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
8.63% 2.66%
U.S. small cap equities
(Russell 2000
®
Index)
(3.45) (3.65)
International equities (MSCI
Europe, Australasia, Far
East Index)
24.19 8.42
Emerging market equities
(MSCI Emerging Markets
Index)
16.36 (6.51)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.09 2.83
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
7.14 (1.68)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
6.91 (0.43)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
7.65 2.87
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
6.21 1.21
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of April 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock China A Opportunities Fund
Investment Objective
BlackRock China A Opportunities Fund’s (the “Fund”) investment objective is to seek to maximize total return. Total return means the combination of capital appreciation and investment income.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended April 30, 2023, all of the Fund’s share classes outperformed its benchmark, the MSCI China A Onshore Index.
What factors influenced performance?
The China A equity market saw a strong recovery during the reporting period, driven by an easing of the Chinese government’s zero-COVID restrictions and reopening of the economy, along with government support for the real estate sector. On the reopening front, China saw a strong rebound in domestic travel and tourism and a boost in hotel and restaurant sales. With respect to the real estate sector, new measures supported financing for existing housing developers while the government also rolled out packages to stimulate the property market. Chinese premier Li Qiang re-emphasized the importance of “high quality growth” while U.S.-China tensions re-escalated over the reporting period due to the Chinese surveillance balloon episode.
From a macroeconomic perspective, the beginning of the reporting period saw broad-based weakness in economic activity, including exports given softening global demand along with a continued sluggish housing market. However, after reopening policy changes were implemented, the economic rebound was better than expected, although the government expressed concerns over a “structural weakness” in domestic demand.
The Fund’s sentiment-based measures and fundamental insights navigated the market recovery well. Within sentiment, measures looking at analyst revisions added value as they correctly drove an overweight to consumer discretionary companies that benefited directly from the rebound in economic activity. In addition, local language text-based measures that gather news were also additive within sentiment. Elsewhere, traditional fundamental valuation insights were also among the top contributors. In particular, proprietary accounting metrics drove successful positioning within information technology. In addition, insights favoring companies with higher dividend yields were effective.
Finally, quality insights also worked well within fundamentals, most notably measures with a preference for lower-risk stocks and companies with lower external financing levels.
Certain macro thematic measures struggled for the reporting period as widespread inflation became an increasing point of concern for investors. In this vein, a thematic insight that seeks to identify beneficiaries of inflationary environments incorrectly positioned the Fund within auto component companies. In addition, a measure based on gathering data from job postings underperformed as online postings surprisingly slowed in China despite the reopening. From a sector positioning perspective, a net underweight to financials was the largest detractor as positive earnings data at the end of the reporting period boosted performance for banking and insurance stocks.
Describe recent portfolio activity.
Over the course of the reporting period, the Fund maintained a balanced allocation of risk across all major return drivers. However, several new signals were added within the group of stock selection insights. In this vein, the Fund added non-traditional quality measures as well as data around flows from China onshore investors.
Describe portfolio positioning at period end.
At reporting period-end, the Fund’s sector positioning was largely neutral. The Fund had slight overweights to consumer staples and consumer discretionary and slight underweights to materials and financials.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of April 30, 2023 (continued)

Fund Summary
BlackRock China A Opportunities Fund
Performance
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Overview of the Fund’s Total Investments
Portfolio Information
Average Annual
Total Returns
(a)(b)
1 Year
Since
Inception
(c)
6-Month
Total Returns
Without Sales
Charge
Without Sales
Charge
Institutional ...................................................................................... 20.22% (0.37)% 13.07%
Class K ........................................................................................ 20.26 (0.26) 13.12
MSCI China A Onshore Index
(d)
....................................................................... 17.34 (1.28) 10.19
(a)
Assuming transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional and Class K Shares do not have a sales charge. See
“About Fund Performance” for a detailed description of share classes, including any related fees.
(b)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of issuers domiciled in the People's Republic of China (“China” and, for the purpose of this report, excluding Hong Kong, Macau and Taiwan) and listed in China (i.e., A-shares), and derivatives that have similar economic characteristics to such securities. The Fund primarily intends to invest in equity securities or other financial instruments that are components of, or have characteristics similar to, the securities included in the MSCI China A Onshore Index.
(c)
The Fund commenced operations on December 27, 2018.
(d)
An index that captures large- and mid-cap representation across China securities listed on the Shanghai Stock Exchange and Shenzhen Stock Exchange.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,202.20 $ 5.41 $ 1,000.00 $ 1,019.89 $ 4.96 0.99%
Class K .................................. 1,000.00 1,202.60 5.13 1,000.00 1,020.13 4.71 0.94
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Industrials ....................................... 18.9%
Information Technology .............................. 17.9
Consumer Staples ................................. 13.9
Financials ....................................... 13.5
Consumer Discretionary ............................. 12.0
Materials ....................................... 8.1
Health Care ..................................... 7.8
Energy ......................................... 3.5
Communication Services ............................. 1.8
Real Estate ...................................... 1.0
Utilities ......................................... 0.9
Short-Term Securities ............................... 1.0
Liabilities in Excess of Other Assets ..................... (0.3)
TEN LARGEST HOLDINGS
— %
Security
(b)
Percent of
Net Assets
—
Contemporary Amperex Technology Co. Ltd., Class A ......... 5.1%
Kweichow Moutai Co. Ltd., Class A ...................... 5.0
Ping An Insurance Group Co. of China Ltd., Class A .......... 4.9
BYD Co. Ltd., Class A ............................... 3.7
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A ........ 3.2
PetroChina Co. Ltd., Class A .......................... 3.1
Ping An Bank Co. Ltd., Class A ......................... 3.0
China Merchants Bank Co. Ltd., Class A .................. 2.9
Gree Electric Appliances, Inc. of Zhuhai, Class A ............. 2.9
China State Construction Engineering Corp. Ltd., Class A ....... 2.6
—
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
(b)
Excludes short-term investments.

About Fund Performance
2023
BlackRock Semi-Annual Report to Shareholders

Institutional and Class K Shares  are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BlackRock China A Opportunities Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
April 30, 2023
Schedule of Investments
April 30, 2023
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.0%
AECC Aero-Engine Control Co. Ltd., Class A 28,300 $ 97,570
Gaona Aero Material Co. Ltd., Class A ..... 2,600 14,315
Guizhou Aviation Technical Development Co.
Ltd.
(a)
......................... 6,018 67,935
Kuang-Chi Technologies Co. Ltd., Class A .. 21,920 55,670
235,490
Air Freight & Logistics — 1.3%
Deppon Logistics Co. Ltd., Class A
(a)
...... 6,900 16,739
YTO Express Group Co. Ltd., Class A ..... 109,106 272,887
289,626
Automobile Components — 2.1%
Huayu Automotive Systems Co. Ltd., Class A 150,200 355,862
IKD Co. Ltd., Class A ................ 3,200 8,861
Ningbo Joyson Electronic Corp., Class A
(a)
.. 51,943 115,820
480,543
Automobiles — 3.8%
BYD Co. Ltd., Class A ................ 22,200 822,765
SAIC Motor Corp. Ltd., Class A ......... 10,800 22,066
844,831
Banks — 6.0%
Bank of Suzhou Co. Ltd., Class A ........ 22,400 24,338
China Merchants Bank Co. Ltd., Class A ... 134,959 656,944
Ping An Bank Co. Ltd., Class A .......... 367,500 667,396
1,348,678
Beverages — 10.1%
Beijing Yanjing Brewery Co. Ltd., Class A ... 102,300 193,566
Jiangsu King's Luck Brewery JSC Ltd., Class A 9,400 81,315
Kweichow Moutai Co. Ltd., Class A ....... 4,379 1,114,902
Luzhou Laojiao Co. Ltd., Class A ........ 523 17,093
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.,
Class A ....................... 20,000 718,684
Tsingtao Brewery Co. Ltd., Class A ....... 1,098 18,565
Wuliangye Yibin Co. Ltd., Class A ........ 5,400 131,953
2,276,078
Biotechnology — 1.0%
Anhui Anke Biotechnology Group Co. Ltd.,
Class A ....................... 6,726 10,736
BeiGene Ltd., Class A
(a)
.............. 951 22,016
Bloomage Biotechnology Corp. Ltd., Class A 5,784 83,163
Chongqing Zhifei Biological Products Co. Ltd.,
Class A ....................... 3,700 43,561
Daan Gene Co. Ltd., Class A ........... 16,200 36,474
Frontier Biotechnologies, Inc., Class A
(a)
... 4,506 8,375
Zhejiang Orient Gene Biotech Co. Ltd., Class A 2,639 22,469
226,794
Capital Markets — 2.4%
CITIC Securities Co. Ltd., Class A ........ 53,280 162,180
Northeast Securities Co. Ltd., Class A ..... 16,300 17,971
SooChow Securities Co. Ltd., Class A ..... 322,300 337,775
Yongan Futures Co. Ltd., Class A ........ 10,500 25,806
543,732
Chemicals — 3.2%
Anhui Guangxin Agrochemical Co. Ltd., Class A 28,081 118,530
Anhui Jinhe Industrial Co. Ltd., Class A .... 20,500 76,467
Bluestar Adisseo Co., Class A .......... 8,300 9,787
LB Group Co. Ltd., Class A ............ 3,700 9,265
Lianhe Chemical Technology Co. Ltd., Class A 69,100 119,970
Sinoma Science & Technology Co. Ltd., Class A 11,595 35,399
Valiant Co. Ltd., Class A .............. 8,500 22,514
Security
Shares
Shares Value
Chemicals (continued)
Wanhua Chemical Group Co. Ltd., Class A .. 2,600 $ 34,667
Xinfengming Group Co. Ltd., Class A
(a)
.... 6,900 10,273
Zangge Mining Co. Ltd., Class A ......... 47,513 157,332
Zhejiang Jiahua Energy Chemical Industry Co.
Ltd., Class A .................... 22,800 32,445
Zhejiang Juhua Co. Ltd., Class A ........ 5,600 12,272
Zhejiang Wansheng Co. Ltd., Class A ..... 46,000 74,473
713,394
Communications Equipment — 1.8%
Shenzhen Sunway Communication Co. Ltd.,
Class A ....................... 6,600 18,321
Yangtze Optical Fibre & Cable Joint Stock Ltd.
Co., Class A .................... 600 3,206
Zhongji Innolight Co. Ltd., Class A ....... 12,900 167,881
ZTE Corp., Class A ................. 40,100 206,495
395,903
Construction & Engineering — 2.7%
China State Construction Engineering Corp.
Ltd., Class A .................... 621,600 590,532
Shanghai Tunnel Engineering Co. Ltd., Class A 12,400 11,720
602,252
Construction Materials — 0.2%
Beijing Oriental Yuhong Waterproof Technology
Co. Ltd., Class A ................. 10,900 46,738
Consumer Staples Distribution & Retail — 0.4%
DaShenLin Pharmaceutical Group Co. Ltd.,
Class A ....................... 9,558 47,572
Jiajiayue Group Co. Ltd., Class A
(a)
....... 15,700 33,496
81,068
Containers & Packaging — 0.4%
Shenzhen YUTO Packaging Technology Co.
Ltd., Class A .................... 23,200 84,968
Electrical Equipment — 6.3%
Contemporary Amperex Technology Co. Ltd.,
Class A ....................... 34,029 1,138,879
GoodWe Technologies Co. Ltd., Class A ... 986 37,111
Hainan Jinpan Smart Technology Co. Ltd.,
Class A
(a)
...................... 2,114 9,992
Kehua Data Co. Ltd., Class A
(a)
......... 10,100 61,320
Sunwoda Electronic Co. Ltd., Class A ..... 32,400 78,871
Suzhou Maxwell Technologies Co. Ltd., Class A 1,040 41,319
Wolong Electric Group Co. Ltd., Class A
(a)
.. 28,100 49,856
1,417,348
Electronic Equipment, Instruments & Components — 8.1%
Avary Holding Shenzhen Co. Ltd., Class A .. 85,000 321,308
BOE Technology Group Co. Ltd., Class A ... 712,500 414,111
Hengdian Group DMEGC Magnetics Co. Ltd.,
Class A ....................... 76,773 210,955
Lens Technology Co. Ltd., Class A ....... 121,300 204,603
Luxshare Precision Industry Co. Ltd., Class A 15,255 57,703
Suzhou Dongshan Precision Manufacturing Co.
Ltd., Class A .................... 143,100 511,618
Universal Scientific Industrial Shanghai Co.
Ltd., Class A .................... 22,500 45,824
Zhejiang Crystal-Optech Co. Ltd., Class A .. 38,600 64,878
1,831,000
Energy Equipment & Services — 0.4%
Offshore Oil Engineering Co. Ltd., Class A .. 82,900 80,765

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock China A Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2023
Schedule of Investments
(continued)
April 30, 2023
Security
Shares
Shares Value
Entertainment — 0.1%
Wanda Film Holding Co. Ltd., Class A
(a)
.... 7,450 $ 15,388
Food Products — 3.4%
Foshan Haitian Flavouring & Food Co. Ltd.,
Class A ....................... 2,156 22,023
Inner Mongolia Yili Industrial Group Co. Ltd.,
Class A ....................... 22,100 94,385
Muyuan Foods Co. Ltd., Class A ......... 5,665 39,181
Qianhe Condiment & Food Co. Ltd., Class A
(a)
61,500 211,471
Sanquan Food Co. Ltd., Class A ......... 15,600 37,877
Sichuan Teway Food Group Co. Ltd., Class A 102,033 253,131
Wens Foodstuffs Group Co. Ltd., Class A ... 8,500 24,302
Yuan Longping High-tech Agriculture Co. Ltd.,
Class A
(a)
...................... 32,200 70,905
753,275
Ground Transportation — 1.5%
Daqin Railway Co. Ltd., Class A ......... 303,400 337,557
Health Care Equipment & Supplies — 1.2%
Sansure Biotech, Inc., Class A .......... 2,424 6,568
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., Class A .................... 1,797 81,066
Sinocare, Inc., Class A ............... 36,700 152,482
Sonoscape Medical Corp., Class A ....... 2,900 22,909
Well Lead Medical Co. Ltd., Class A
(a)
..... 6,000 16,641
279,666
Health Care Providers & Services — 1.6%
Guangzhou Baiyunshan Pharmaceutical
Holdings Co. Ltd., Class A ........... 35,400 171,273
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class A ....................... 59,700 197,708
368,981
Household Durables — 5.8%
Gree Electric Appliances, Inc. of Zhuhai, Class
A ........................... 115,415 656,098
Haier Smart Home Co. Ltd., Class A ...... 119,600 410,341
Midea Group Co. Ltd., Class A .......... 29,000 238,063
1,304,502
Independent Power and Renewable Electricity Producers — 0.6%
China Longyuan Power Group Corp. Ltd., Class
A ........................... 11,800 30,776
Datang International Power Generation Co.
Ltd., Class A
(a)
................... 35,900 16,118
Fujian Funeng Co. Ltd., Class A
(a)
........ 46,800 79,552
126,446
Insurance — 5.1%
New China Life Insurance Co. Ltd., Class A . 7,600 42,736
Ping An Insurance Group Co. of China Ltd.,
Class A ....................... 147,771 1,108,201
1,150,937
IT Services — 0.6%
Wangsu Science & Technology Co. Ltd., Class
A ........................... 101,300 131,817
Leisure Products — 0.3%
Zhejiang Cfmoto Power Co. Ltd., Class A ... 3,600 70,829
Machinery — 5.9%
China International Marine Containers Group
Co. Ltd., Class A ................. 97,311 98,590
CRRC Corp. Ltd., Class A ............. 176,390 178,295
First Tractor Co. Ltd., Class A ........... 22,700 38,031
Security
Shares
Shares Value
Machinery (continued)
Hymson Laser Technology Group Co. Ltd.,
Class A
(a)
...................... 1,462 $ 9,701
Neway CNC Equipment Suzhou Co. Ltd., Class
A
(a)
.......................... 8,751 30,393
Shenzhen Inovance Technology Co. Ltd., Class
A ........................... 9,750 87,141
Siasun Robot & Automation Co. Ltd., Class A
(a)
38,400 61,900
Suzhou Secote Precision Electronic Co. Ltd.,
Class A
(a)
...................... 2,800 18,819
Tian Di Science & Technology Co. Ltd., Class A 314,400 248,298
Yutong Bus Co. Ltd., Class A ........... 10,800 21,103
Zhejiang Sanhua Intelligent Controls Co. Ltd.,
Class A ....................... 7,200 24,309
Zhengzhou Coal Mining Machinery Group Co.
Ltd., Class A .................... 149,000 306,224
Zhuzhou CRRC Times Electric Co. Ltd., Class
A ........................... 16,386 110,469
Zoomlion Heavy Industry Science & Technology
Co. Ltd., Class A ................. 109,681 102,712
1,335,985
Media — 0.3%
Focus Media Information Technology Co. Ltd.,
Class A ....................... 69,100 64,361
Metals & Mining — 4.3%
Baoshan Iron & Steel Co. Ltd., Class A .... 142,400 132,600
Henan Shenhuo Coal & Power Co. Ltd., Class
A ........................... 16,001 37,720
Huaibei Mining Holdings Co. Ltd., Class A .. 210,700 414,215
Hunan Valin Steel Co. Ltd., Class A ....... 202,500 154,578
Jiangxi Copper Co. Ltd., Class A ........ 3,800 11,238
Maanshan Iron & Steel Co. Ltd., Class A ... 108,200 42,717
Ningbo Boway Alloy Material Co. Ltd., Class A
(a)
28,400 60,866
Xinyu Iron & Steel Co. Ltd., Class A ...... 23,900 13,723
Yunnan Copper Co. Ltd., Class A ........ 53,900 98,275
965,932
Oil, Gas & Consumable Fuels — 3.1%
PetroChina Co. Ltd., Class A ........... 610,200 697,275
Personal Care Products — 0.1%
Proya Cosmetics Co. Ltd., Class A ....... 800 19,421
Pharmaceuticals — 3.9%
China Resources Sanjiu Medical &
Pharmaceutical Co. Ltd., Class A ...... 3,700 31,529
Chongqing Taiji Industry Group Co. Ltd., Class
A
(a)
.......................... 2,500 17,825
Dong-E-E-Jiao Co. Ltd., Class A ......... 15,100 112,317
Hubei Jumpcan Pharmaceutical Co. Ltd., Class
A ........................... 27,075 123,474
Jiangzhong Pharmaceutical Co. Ltd., Class A 8,000 27,012
Joincare Pharmaceutical Group Industry Co.
Ltd., Class A .................... 175,497 328,517
Livzon Pharmaceutical Group, Inc., Class A . 2,500 12,927
Sichuan Kelun Pharmaceutical Co. Ltd., Class
A ........................... 48,600 223,388
876,989
Professional Services — 0.1%
Centre Testing International Group Co. Ltd.,
Class A ....................... 8,097 22,542
Real Estate Management & Development — 1.0%
Gemdale Corp., Class A .............. 190,300 224,566

BlackRock China A Opportunities Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 6.7%
JA Solar Technology Co. Ltd., Class A ..... 18,060 $ 105,387
Jinko Solar Co. Ltd., Class A
(a)
.......... 62,256 112,803
LONGi Green Energy Technology Co. Ltd.,
Class A ....................... 105,266 531,827
Qingdao Gaoce Technology Co. Ltd., Class A 14,827 151,138
Risen Energy Co. Ltd., Class A
(a)
........ 6,800 24,448
Shenzhen SC New Energy Technology Corp.,
Class A ....................... 700 10,416
Tongwei Co. Ltd., Class A ............. 25,000 144,152
Trina Solar Co. Ltd., Class A ........... 12,682 90,275
Zhejiang Jingsheng Mechanical & Electrical Co.
Ltd., Class A .................... 33,590 332,785
1,503,231
Software — 0.7%
Fujian Apex Software Co. Ltd., Class A
(a)
... 2,300 17,730
Glodon Co. Ltd., Class A .............. 5,200 43,604
Hundsun Technologies, Inc., Class A ...... 7,000 50,067
Newland Digital Technology Co. Ltd., Class A
(a)
5,100 11,788
Qi An Xin Technology Group, Inc., Class A
(a)
. 1,133 9,691
Sangfor Technologies, Inc., Class A ...... 900 15,506
148,386
Water Utilities — 0.3%
Chengdu Xingrong Environment Co. Ltd., Class
A ........................... 70,500 53,196
Luenmei Quantum Co. Ltd., Class A ...... 28,100 24,871
78,067
Security
Shares
Shares Value
Wireless Telecommunication Services — 1.5%
China United Network Communications Ltd.,
Class A ....................... 415,679 $ 326,839
Total Long-Term Investments — 99.3%
(Cost: $20,591,815) .............................. 22,302,200
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.71%
(b)(c)
................. 225,163 225,163
Total Short-Term Securities — 1.0%
(Cost: $225,163) ................................ 225,163
Total Investments — 100.3%
(Cost: $20,816,978 ) .............................. 22,527,363
Liabilities in Excess of Other Assets — (0.3)% ............ (62,988)
Net Assets — 100.0% ..............................
$ 22,464,375
(a)
Non-income producing security.
(b)
Annualized 7-day yield as of period end.
(c)
Affiliate of the Fund.
Affiliated Issuer
Value at
10/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
Shares
Held at
04/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ — $ 225,163
(a)
$ — $ — $ — $ 225,163 225,163 $ 5,606 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock China A Opportunities Fund

Schedule of Investments
(continued)
April 30, 2023
Schedule of Investments
(continued)
April 30, 2023
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE China A50 Index ...................................................... 15 05/30/23 $ 198 $ 4,002
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 4,002 $ — $ — $ — $ 4,002
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2023, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 10,666 $ — $ — $ — $ 10,666
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 18,683 $ — $ — $ — $ 18,683
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 246,541
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ — $ 235,490 $ — $ 235,490
Air Freight & Logistics .................................... — 289,626 — 289,626
Automobile Components .................................. — 480,543 — 480,543
Automobiles .......................................... — 844,831 — 844,831

BlackRock China A Opportunities Fund
Schedule of Investments

Schedule of Investments
(continued)
April 30, 2023
Schedule of Investments
(continued)
April 30, 2023
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Banks ............................................... $ — $ 1,348,678 $ — $ 1,348,678
Beverages ........................................... — 2,276,078 — 2,276,078
Biotechnology ......................................... — 226,794 — 226,794
Capital Markets ........................................ — 543,732 — 543,732
Chemicals ............................................ — 713,394 — 713,394
Communications Equipment ................................ — 395,903 — 395,903
Construction & Engineering ................................ — 602,252 — 602,252
Construction Materials .................................... — 46,738 — 46,738
Consumer Staples Distribution & Retail ........................ — 81,068 — 81,068
Containers & Packaging .................................. — 84,968 — 84,968
Electrical Equipment ..................................... — 1,417,348 — 1,417,348
Electronic Equipment, Instruments & Components ................. — 1,831,000 — 1,831,000
Energy Equipment & Services .............................. — 80,765 — 80,765
Entertainment ......................................... — 15,388 — 15,388
Food Products ......................................... — 753,275 — 753,275
Ground Transportation ................................... — 337,557 — 337,557
Health Care Equipment & Supplies ........................... — 279,666 — 279,666
Health Care Providers & Services ............................ — 368,981 — 368,981
Household Durables ..................................... — 1,304,502 — 1,304,502
Independent Power and Renewable Electricity Producers ............ 16,118 110,328 — 126,446
Insurance ............................................ — 1,150,937 — 1,150,937
IT Services ........................................... — 131,817 — 131,817
Leisure Products ....................................... — 70,829 — 70,829
Machinery ............................................ — 1,335,985 — 1,335,985
Media ............................................... — 64,361 — 64,361
Metals & Mining ........................................ — 965,932 — 965,932
Oil, Gas & Consumable Fuels ............................... — 697,275 — 697,275
Personal Care Products .................................. — 19,421 — 19,421
Pharmaceuticals ....................................... 17,825 859,164 — 876,989
Professional Services .................................... — 22,542 — 22,542
Real Estate Management & Development ....................... — 224,566 — 224,566
Semiconductors & Semiconductor Equipment .................... — 1,503,231 — 1,503,231
Software ............................................. — 148,386 — 148,386
Water Utilities ......................................... — 78,067 — 78,067
Wireless Telecommunication Services ......................... — 326,839 — 326,839
Short-Term Securities
Money Market Funds ...................................... 225,163 — — 225,163
$ 259,106 $ 22,268,257 $ — $ 22,527,363
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 4,002 $ — $ 4,002
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
(unaudited)
April 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock China
A Opportunities
Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 22,302,200
Investments, at value — affiliated
(b)
.......................................................................................... 225,163
Cash pledged: –
Futures contracts .................................................................................................... 17,000
Foreign currency, at value
(c)
............................................................................................... 6,451
Receivables: –
Capital shares sold ................................................................................................... 2,068
Dividends — affiliated ................................................................................................. 1,192
From the Manager ................................................................................................... 19,910
Variation margin on futures contracts ....................................................................................... 1,502
Prepaid expenses ..................................................................................................... 26,918
Total assets .........................................................................................................
22,602,404
LIABILITIES
Payables: –
Accounting services fees ............................................................................................... 15,763
Administration fees ................................................................................................... 5
Capital shares redeemed ............................................................................................... 12,021
Custodian fees ...................................................................................................... 15,816
Trustees' and Officer's fees ............................................................................................. 1,043
Printing and postage fees .............................................................................................. 38,631
Professional fees .................................................................................................... 41,690
Registration fees .................................................................................................... 8,512
Other accrued expenses ............................................................................................... 4,548
Total liabilities ........................................................................................................
138,029
NET ASSETS ........................................................................................................
$ 22,464,375
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 20,648,587
Accumulated earnings .................................................................................................. 1,815,788
NET ASSETS ........................................................................................................
$ 22,464,375
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 20,591,815
(b)
  Investments, at cost — affiliated .......................................................................................... $ 225,163
(c)
  Foreign currency, at cost ............................................................................................... $ 6,436

Statement of Assets and Liabilities
(unaudited) (continued)
April 30, 2023

Financial Statements
See notes to financial statements.
BlackRock China
A Opportunities
Fund
NET ASSET VALUE
Institutional
Net assets ..........................................................................................................
$ 14,775,902
Shares outstanding ...................................................................................................
1,041,993
Net asset value ......................................................................................................
$ 14.18
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001
Class K
Net assets ..........................................................................................................
$ 7,688,473
Shares outstanding ...................................................................................................
541,968
Net asset value ......................................................................................................
$ 14.19
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001

Statement of Operations
(unaudited)
Six Months Ended April 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock China
A Opportunities
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 64,559
Dividends — affiliated ................................................................................................. 5,606
Foreign taxes withheld ................................................................................................ (6,430)
Total investment income .................................................................................................
63,735
EXPENSES
Investment advisory .................................................................................................. 83,793
Professional ....................................................................................................... 54,762
Printing and postage ................................................................................................. 28,499
Accounting services .................................................................................................. 24,078
Registration ....................................................................................................... 22,157
Custodian ......................................................................................................... 16,653
Transfer agent — class specific .......................................................................................... 5,585
Administration ..................................................................................................... 4,748
Trustees and Officer .................................................................................................. 3,306
Administration — class specific .......................................................................................... 2,235
Miscellaneous ...................................................................................................... 4,155
Total expenses .......................................................................................................
249,971
Less: –
Administration fees waived ............................................................................................. (4,748)
Administration fees waived by the Manager — class specific ....................................................................... (2,221)
Fees waived and/or reimbursed by the Manager ............................................................................... (132,321)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (1,954)
Total expenses after fees waived and/or reimbursed ..............................................................................
108,727
Net investment loss ....................................................................................................
(44,992)
REALIZED AND UNREALIZED GAIN (LOSS) $ 3,812,678
Net realized gain from: $ –
Investments — unaffiliated ........................................................................................... 146,406
Foreign currency transactions ......................................................................................... 10,671
Futures contracts .................................................................................................. 10,666
A
167,743
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 3,622,007
Foreign currency translations .......................................................................................... 4,245
Futures contracts .................................................................................................. 18,683
A
3,644,935
Net realized and unrealized gain ...........................................................................................
3,812,678
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 3,767,686

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
BlackRock China A Opportunities Fund
Six Months Ended
04/30/23 (unaudited)
Year Ended
10/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) .......................................................................... $ (44,992) $ 220,170
Net realized gain .................................................................................. 167,743  2,652,363
Net change in unrealized appreciation (depreciation) .......................................................... 3,644,935  (13,304,573)
Net increase (decrease) in net assets resulting from operations ..................................................... 3,767,686  (10,432,040)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ..................................................................................... (135,504) (456,079)
  Class K ....................................................................................... (69,731) (122,720)
Decrease in net assets resulting from distributions to shareholders ................................................... (205,235) (578,799)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... 267,420  (18,214,785)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 3,829,871  (29,225,624)
Beginning of period .................................................................................. 18,634,504  47,860,128
End of period ......................................................................................
$ 22,464,375  $ 18,634,504
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock China A Opportunities Fund
Institutional
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Period from
12/27/18
(a)
to 10/31/19
Net asset value, beginning of period .............................
$ 11.90  $ 18.67  $ 16.78  $ 13.44  $ 10.00
Net investment income (loss)
(b)
.................................
(0.03) 0.11  0.15  0.11  0.20
Net realized and unrealized gain (loss) ............................
2.43  (6.66) 2.41  4.87  3.24
Net increase (decrease) from investment operations .................... 2.40  (6.55) 2.56  4.98  3.44
Distributions
(c)
– – – – –
From net investment income ..................................
(0.12) (0.22) (0.04) (0.42) —
From net realized gain .......................................
—  —  (0.63) (1.22) —
Total distributions ........................................... (0.12) (0.22) (0.67) (1.64) —
Net asset value, end of period .................................. $ 14.18  $ 11.90  $ 18.67  $ 16.78  $ 13.44
Total Return
(d)
— — — — —
Based on net asset value ...................................... 20.22%
(e)
(35.52)% 15.58% 41.53%
(f)
34.40%
(e)
Ratios to Average Net Assets
(g)
Total expenses .............................................
2.26%
(h)
1.94% 1.69% 2.53% 3.31%
(h)(i)
Total expenses after fees waived and/or reimbursed ....................
0.99%
(h)
0.99% 0.98% 0.97% 0.96%
(h)
Net investment income (loss) ...................................
(0.42)%
(h)
0.68% 0.80% 0.78% 1.85%
(h)
Supplemental Data
Net assets, end of period (000) .................................. $ 14,776  $ 12,309  $ 37,918  $ 12,925  $ 8,592
Portfolio turnover rate ......................................... 73% 168% 164% 214% 128%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which impacted the Fund's total return. Excluding the payment from an affiliate, the Fund's total return is 40.35%.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.60%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock China A Opportunities Fund
Class K
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Period from
12/27/18
(a)
to 10/31/19
Net asset value, beginning of period .............................
$ 11.91  $ 18.68  $ 16.78  $ 13.45  $ 10.00
Net investment income (loss)
(b)
.................................
(0.02) 0.15  0.11  0.10  0.19
Net realized and unrealized gain (loss) ............................
2.43  (6.69) 2.46  4.87  3.26
Net increase (decrease) from investment operations .................... 2.41  (6.54) 2.57  4.97  3.45
Distributions
(c)
– – – – –
From net investment income ..................................
(0.13) (0.23) (0.04) (0.42) —
From net realized gain .......................................
—  —  (0.63) (1.22) —
Total distributions ........................................... (0.13) (0.23) (0.67) (1.64) —
Net asset value, end of period .................................. $ 14.19  $ 11.91  $ 18.68  $ 16.78  $ 13.45
Total Return
(d)
— — — — —
Based on net asset value ...................................... 20.26%
(e)
(35.47)% 15.67% 41.45%
(f)
34.50%
(e)
Ratios to Average Net Assets
(g)
Total expenses .............................................
2.19%
(h)
1.94% 1.66% 2.54% 3.36%
(h)(i)
Total expenses after fees waived and/or reimbursed ....................
0.94%
(h)
0.94% 0.94% 0.94% 0.94%
(h)
Net investment income (loss) ...................................
(0.36)%
(h)
0.97% 0.61% 0.76% 1.81%
(h)
Supplemental Data
Net assets, end of period (000) .................................. $ 7,688  $ 6,326  $ 9,942  $ 8,727  $ 6,901
Portfolio turnover rate ......................................... 73% 168% 164% 214% 128%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which impacted the Fund's total return. Excluding the payment from an affiliate, the Fund's total return is 40.19%.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.65%.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2023
BlackRock Semi-Annual Report to Shareholders

1. ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a  Massachusetts business trust. BlackRock China A Opportunities Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions.
Institutional and Class K Shares are sold only to certain eligible investors.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2023 , if any, are disclosed in the  Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional Shares ........................................... No No None
Class K Shares ............................................. No No None

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended April 30, 2023, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the
Statement of Operations:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended April 30, 2023, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended April 30, 2023, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the six months ended April 30, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers, Reimbursements and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940
Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended April 30, 2023, the amount waived was $96.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended April 30, 2023, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.75%
$1 billion - $3 billion ..................................................................................................... 0.71
Greater than $3 billion ................................................................................................... 0.68
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Institutional Class K Total
Administration fees - class specific .................................................................... $ 1,493 $ 742 $ 2,235
Institutional Class K Total
Reimbursed Amount .............................................................................. $ 243 $ 75 $ 318
Institutional Class K Total
Transfer agent fees - class specific .................................................................... $ 5,390 $ 195 $ 5,585

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended April 30, 2023, the Manager waived and/or reimbursed investment advisory fees of $132,225 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
The Fund also had a waiver of administration fees, which is included in Administration fees waived in the Statement of Operations. For the six months ended April 30, 2023, the amount was $4,748.
In addition, these amounts waived and/or reimbursed by the Manager are included in Administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the six months ended April 30, 2023, class specific expense waivers and/or reimbursements are as follows:
With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective December 27, 2025, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated.
As of April 30, 2023, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission ("SEC"), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended April 30, 2023, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
Institutional Class K
Expense Limitations .................................................................................. 0.99% 0.94%
Share Class
Administration Fees
Waived by the Manager
- Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
Institutional .................................................................................... $ 1,479 $ 1,759
Class K ...................................................................................... 742 195
$ 2,221 $ 1,954
Expiring October 31 ,
Fund Level/Share Class 2023 2024 2025
Fund Level ..................................................................... $ 316,326 $ 267,062 $ 136,974
Institutional ..................................................................... 3,520 7,001 3,237
Class K ....................................................................... 2,238 2,589 937

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

6. PURCHASES AND SALES
For the six months ended April 30, 2023, purchases and sales of investments, excluding short-term securities, were $16,054,856 and $15,940,835, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of April 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Trust on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended April 30, 2023, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund invests in A-shares (i.e., equity securities of companies based in the People’s Republic of China (“China” or “PRC”) that trade on the Shanghai
Stock Exchange and Shenzhen Stock Exchange) primarily through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program
(together, “Stock Connect”). Investing in A-shares through Stock Connect is subject to trading, clearance and settlement procedures, which could pose risks to the Fund.
Trading through Stock Connect is subject to a daily quota, which limits the maximum net purchases under Stock Connect each day. The daily quota may restrict the Fund’s ability to invest in A-shares on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. Additionally, the Fund may be subject to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. The A-shares market has a higher propensity for trading suspensions than many other global equity markets.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock China A Opportunities Fund ................................... $ 20,838,342 $ 2,715,913 $ (1,022,890) $ 1,693,023

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund's investments.
The Fund invests a significant portion of its assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD
LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31,
2021. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30,
2023. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of April 30, 2023, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
04/30/23
Year Ended
10/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock China A Opportunities Fund
Institutional
Shares sold .............................................
300,916 $ 4,156,932 626,133 $ 10,017,051
Shares issued in reinvestment of distributions ........................
5,355 73,952 17,966 344,038
Shares redeemed .........................................
(298,773) (4,101,676) (1,640,270) (28,563,260)
7,498 $ 129,208 (996,171) $ (18,202,171)
Class K
Shares sold .............................................
12,355 $ 160,725 2,087 $ 26,858
Shares issued in reinvestment of distributions ........................
368 5,076 389 7,451
Shares redeemed .........................................
(2,078) (27,589) (3,473) (46,923)
10,645 $ 138,212 (997) $ (12,614)
18,143 $ 267,420 (997,168) $ (18,214,785)
Institutional ....................................................................................................... 500,000
Class K ......................................................................................................... 500,000

Statement Regarding Liquidity Risk Management Program

Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds
SM
(the "Trust") has adopted and implemented
a liquidity risk management program (the “Program”) for BlackRock China A Opportunities Fund (the “Fund”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund, met on November 8-9, 2022 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for the Fund’s
Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the
Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
. During
the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish the Fund’s reasonably anticipated trading size utilized for liquidity classifications. the Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to the Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and
BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Additional Information
2023
BlackRock Semi-Annual Report to Shareholders

General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
537-4942 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  537-4942 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Want to know more?
blackrock.com | 800-537-4942
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
CHINA-4/23-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached

<<section302>>
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
<<section906>>

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds

Date: June 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds

Date: June 21, 2023

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: June 21, 2023